Related Party Transactions - Funding Agreements (Details) (ING Bank, Funding Agreement, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	May 18, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 09, 2009
ING Bank | Funding Agreement
Related Party Transaction [Line Items]
Funding agreement				$ 600.0
Proceeds from early termination fee	8.6
Interest expense		$ 7.5	$ 20.3